Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 195,836
Deposits	[1],[4]	939,773	$ 952,333
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		306,198	320,088
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		18,559	20,200
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		38,651	38,127
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		116,160	116,926
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 123	$ 123

[1]	Deposits denominated in U.S. dollars amount to $306,198 (October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $18,559 (October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $38,651 (October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $116,160 (October 31, 2023 – $116,926).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $123 (October 31, 2023 – $123) of non-interest-bearing deposits.
[4]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.